Note 6 - Deferred Charges, Net (Tables)	12 Months Ended
Dec. 31, 2025
Note 6 - Deferred Charges, Net
Schedule of Deferred Charges [Table Text Block]
Balance, January 1, 2024	$-
Additions	-
Amortization	-
Balance, December 31, 2024	$-
Additions	25,764
Amortization	(5,206)
Write-off and other movements	(2,201)
Balance, December 31 2025	$18,357